UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437

Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: December 1, 2010 – February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

GBAB Guggenheim Build America Bonds Managed Duration Trust
Portfolio of Investments
February 28, 2011 (unaudited)

					Optional
Principal		Rating			Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 114.4%
	Municipal Bonds - 100.5%
	Alabama - 3.0%
$3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds(a)	AA+	7.10%	09/01/2035	09/01/20 @ 100	$3,097,290
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds(a) (f)	AA+	7.20%	09/01/2038	09/01/20 @ 100	5,186,300
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds(a)	AA+	7.25%	09/01/2040	09/01/20 @ 100	2,065,840
						10,349,430

	California - 16.4%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B-1(a)	A+	6.70%	02/01/2026	N/A	514,020
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds(a)	A-	7.70%	11/01/2030	11/01/20 @ 100	10,374,600
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA-	7.00%	07/01/2041	07/01/21 @ 100	10,209,800
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.00%	07/01/2041	07/01/20 @ 100	10,099,700
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Series A, Taxable Build America Bonds(a)	AAA	6.95%	07/01/2040	07/01/20 @ 100	5,230,750
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a)	A+	7.25%	08/01/2028	N/A	1,019,875
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Series 2010 D-1, Taxable Build America Bonds(a) (f)	AA	7.02%	08/01/2040	08/01/20 @ 100	4,946,050
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federally, Taxable Build America Bonds(a)	Aa2	6.80%	08/01/2030	N/A	2,228,230
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federally, Taxable Build America Bonds(a) (f)	Aa2	7.10%	08/01/2040	N/A	7,784,779
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Build America Bonds(a)	AA-	7.12%	08/01/2028	08/01/20 @ 100	3,320,776
						55,728,580

	Colorado - 3.1%
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010D	AA-	6.82%	03/15/2028	N/A	2,639,325
7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA-	7.02%	03/15/2031	03/15/21 @ 100	7,864,950
						10,504,275

	Florida - 4.4%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a)	AA	6.91%	07/01/2039	07/01/19 @ 100	9,782,000
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a) (f)	A	7.78%	09/01/2040	09/01/20 @ 100	5,217,750
						14,999,750

	Illinois - 13.0%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D(a)	AA-	6.52%	12/01/2040	N/A	4,898,250
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a) (f)	A+	6.90%	01/01/2040	N/A	5,211,690
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	AA-	6.74%	11/01/2040	N/A	3,125,866
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A+	7.35%	07/01/2035	N/A	5,155,450
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a)	A2	7.62%	01/01/2030	N/A	7,583,894
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a)	A2	7.82%	01/01/2040	N/A	3,112,395
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010(a)	Aa3	7.95%	04/01/2035	04/01/20 @ 100	4,812,210
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010(a)	Aa3	8.15%	04/01/2041	04/01/20 @ 100	5,309,550
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a)	AA	7.03%	04/15/2032	04/15/20 @ 100	1,950,580
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(a) (f)	AA	7.23%	10/15/2035	04/15/20 @ 100	3,022,500
						44,182,385

	Indiana - 5.5%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E(a)	AA+	6.50%	01/15/2030	07/15/20 @ 100	8,624,477
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010(a)	AA+	6.50%	07/15/2030	01/15/21 @ 100	10,083,200
						18,707,677

	Louisiana - 0.3%
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A(a)	AA+	7.20%	02/01/2042	02/01/20 @ 100	1,057,965

	Michigan - 3.8%
1,640,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds, Series 2010A	AA-	6.65%	05/01/2029	N/A	1,595,228
690,000	Detroit, Michigan, School District, Build America Bonds(a)	AA-	7.75%	05/01/2039	N/A	745,669
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds, Series 2010B(a) (f)	AA-	6.85%	05/01/2040	05/01/20 @ 100	5,026,450
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds	AA-	6.75%	05/01/2026	05/01/20 @ 100	998,880
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A	AA-	6.10%	05/01/2026	05/01/20 @ 100	2,448,875
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A	AA-	6.50%	05/01/2029	05/01/20 @ 100	1,968,480
						12,783,582

	Minnesota - 1.0%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds, Build America Bonds(a)	AA	7.25%	02/01/2035	02/01/21 @ 100	1,682,759
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds, Build America Bonds(a)	AA	7.50%	02/01/2040	02/01/21 @ 100	1,560,851
						3,243,610

	Mississippi - 2.0%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2010A(a) (f)	AA-	6.84%	06/01/2035	06/01/20 @ 100	5,022,150
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a)	A2	7.27%	01/01/2032	01/01/20 @ 100	977,360
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a)	A2	7.39%	01/01/2040	01/01/20 @ 100	877,751
						6,877,261

	Nevada - 2.8%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds, Series B(a)	AA-	6.88%	07/01/2042	07/01/19 @ 100	1,419,927
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds, Series 2009A(a)	AA+	7.10%	06/01/2039	06/01/19 @ 100	1,224,852
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.60%	07/01/2030	07/01/20 @ 100	1,604,775
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.90%	07/01/2040	07/01/20 @ 100	5,463,191
						9,712,745

	New Jersey - 6.2%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a)	A+	7.75%	07/01/2034	07/01/20 @ 100	8,207,920
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a)	A+	7.85%	07/01/2035	07/01/20 @ 100	2,061,220
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds, Series 2010A(a) (f)	A+	7.10%	01/01/2041	N/A	10,768,900
						21,038,040

	New York - 6.0%
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010E(a)	A	7.13%	11/15/2030	11/15/20 @ 100	5,183,350
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010B-1(a) (f)	A	6.55%	11/15/2031	N/A	5,058,150
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds, Series 2010(a)	BBB	8.57%	11/01/2040	N/A	10,340,900
						20,582,400

	Ohio - 5.4%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Series 2010C(a)	A	7.33%	02/15/2028	N/A	5,161,050
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable Series 2009B(a)	A-	8.22%	02/15/2040	N/A	2,040,265
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	6.90%	12/01/2034	12/01/20 @ 100	2,474,100
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	7.15%	12/01/2039	12/01/20 @ 100	2,476,025
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	7.30%	12/01/2043	12/01/20 @ 100	2,475,550
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds, Series 2010B	AA	6.65%	12/01/2029	12/01/20 @ 100	2,460,350
1,230,000	Toronto City School District, Ohio, Qualified School Construction BondsGeneral Obligation Bonds	AA	7.00%	12/01/2028	12/01/20 @ 100	1,236,347
						18,323,687

	Pennsylvania - 3.8%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds, Series B of 2010(a)	A+	7.14%	12/15/2035	06/15/20 @ 100	4,978,646
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds, Series D	A	6.85%	09/01/2029	N/A	7,947,750
						12,926,396

	South Carolina - 1.4%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010B(f)	A-	7.33%	07/01/2040	N/A	4,767,700

	South Dakota - 1.0%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010C(f)	A2	7.50%	12/15/2040	12/15/19 @ 100	3,508,183

	Texas - 5.9%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds, Series 2009B(a) (f)	A+	7.09%	01/01/2042	N/A	9,998,000
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds, Series 2010B(a)	AA	6.70%	08/15/2036	08/15/20 @ 100	10,143,200
						20,141,200

	Vermont - 2.8%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.10%	07/01/2025	07/01/20 @ 100	2,098,668
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	7.21%	07/01/2040	07/01/20 @ 100	7,502,025
						9,600,693

	Washington - 9.4%
5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds, Series 2010B(a)	AA-	6.48%	12/01/2030	12/01/20 @ 100	4,917,300
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	AA	6.40%	12/01/2030	12/01/20 @ 100	2,066,000
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds, Series B(a)	A1	6.50%	05/01/2030	N/A	4,809,200
5,000,000	Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Series 2010B(a)	BBB+	8.00%	06/15/2040	06/15/20 @ 100	5,102,250
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.79%	07/01/2040	N/A	4,928,300
3,325,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (f)	A+	7.10%	04/01/2032	N/A	3,334,343
6,675,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (f)	A+	7.40%	04/01/2041	N/A	6,744,420
						31,901,813

	West Virginia - 3.3%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds, 2010 Series B(a)	A+	7.65%	04/01/2040	N/A	11,322,000

	Total Municipal Bonds - 100.5%
	(Cost $336,064,715)					342,259,372

	Corporate Bonds - 4.4%
	Building Materials - 0.6%
2,000,000	Cemex SAB de CV (Mexico)(b)	B	9.00%	01/11/2018	01/11/15 @ 105	2,070,000

	Commercial Services - 0.3%
1,140,000	NCO Group, Inc.	CCC-	11.88%	11/15/2014	11/15/11 @ 103	1,017,450

	Distribution & Wholesale - 0.2%
550,000	Baker & Taylor, Inc.(b)	CCC+	11.50%	07/01/2013	07/01/11 @ 103	536,250

	Engineering & Construction - 0.2%
1,000,000	Alion Science and Technology Corp.	CCC	10.25%	02/01/2015	02/01/12 @ 103	807,500

	Entertainment - 0.5%
1,600,000	Diamond Resorts Corp.(b)	B-	12.00%	08/15/2018	08/15/14 @ 106	1,716,000

	Food - 0.6%
2,000,000	Bumble Bee Acquisition Corp.(b)	B+	9.00%	12/15/2017	12/15/14 @ 105	2,160,000

	Internet - 1.3%
4,250,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	4,324,375

	Mining - 0.1%
400,000	Midwest Vanadium Pty Ltd.(b)	B-	11.50%	02/15/2018	02/15/15 @ 106	412,000

	Trucking & Leasing - 0.6%
2,000,000	AWAS Aviation Capital Ltd. (Ireland)(b)	BBB-	7.00%	10/15/2016	10/18/13 @ 104	2,055,000

	Total Corporate Bonds - 4.4%
	(Cost $14,526,300)					15,098,575

	Asset Backed Securities - 5.7%
	Collateralized Debt Obligation - 2.6%
9,836,479	Putnam Structured Product, Series 2003-1A, Class A1LB(b) (c)	BB-	0.72%	10/15/2038	N/A	8,376,844
500,000	TIAA Real Estate Ltd., Series 2002-1A, Class III(b) (d)	BBB+	7.60%	05/22/2037	N/A	495,000
						8,871,844

	Collateralized Loan Obligation - 0.7%
500,000	Alm Loan Funding, Series 2010-3A, Class C(b) (c)	BBB	4.43%	11/20/2020	N/A	470,855
1,992,806	Newstar Trust, Series 2005-1A, Class C(b) (c)	B+	1.15%	07/25/2018	N/A	1,738,843
						2,209,698

	Transportation - 1.5%
3,779,273	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(c)	CCC	0.82%	03/15/2019	N/A	2,702,180
1,913,100	UAL Pass-Through Trust Series 2000-1, Series 001B	BB+	8.03%	7/1/2012	N/A	1,946,579
702,076	Vega Containervessel PLC, Series 2006-1A, Class A(b)	Ba3	5.56%	02/10/2021	N/A	617,827
						5,266,586

	Whole Business - 0.9%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(b)	Ba2	8.84%	12/20/2040	N/A	1,332,500
1,700,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(b)	B3	10.76%	12/20/2040	N/A	1,772,250
						3,104,750

	Total Asset Backed Securities - 5.7%
	(Cost $19,386,064)					19,452,878

	Collateralized Mortgage Obligations - 0.5%
2,000,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class H(b) (c )	BBB-	3.58%	03/06/2020	N/A	1,914,581
	(Cost $1,780,709)

	Term Loans - 1.7%(e)
	Oil Field Services - 0.9%	NR	10.75%	12/22/2016	N/A	3,081,240
3,000,000	Southern Pacific Resource 2nd Lien (Canada)

	Restaurants - 0.2%	NR	9.25%	07/06/2014	N/A	645,421
651,119	Center Cut Hospitality TL

	Technology - 0.6%	NR	7.50%	01/20/2017	N/A	2,017,500
2,000,000	Flexera Software, Inc.

	Total Term Loans - 1.7%					5,744,161
	(Cost $5,515,943)

Number
of Shares	Description					Value
	Preferred Stock - 1.6%
	Transportation - 1.6%	NR	9.50%	-	N/A	5,306,000
200,000	Seaspan Corp., Series C
	(Cost $5,000,000)

	Total Long-Term Investments - 114.4%					389,775,567
	(Cost $382,273,731)

	Short-Term Investments - 1.6%
Number
of Shares	Description					Value
	Money Market - 1.6%	N/A	0.19%	N/A	N/A	5,460,147
5,460,147	Federated Prime Obligations Fund
	(Cost $5,460,147)

	Total Investments - 116.0%					395,235,714
	(Cost $387,733,878)					6,232,430
	Other Assets in excess of Liabilities - 1.8%					-60,821,754
	Reverse Repurchase Agreements - (17.8%)					$ 340,646,390
	Net Assets - 100.0%

LP - Limited Partnership
N/A- Not Available
PLC - Public Limited Company
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Taxable municipal bond issued as part of the Build America Bond program.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $25,667,950, which represents 7.5% of net assets applicable to common shares.

(c)	Floating or variable rate coupon. The rate shown is as of 02/28/2011.
(d)	Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(e)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

	Country Allocation*
	United States	96.7%
	Marshall Islands	1.4%
	Canada	0.8%
	Mexico	0.5%
	Ireland	0.5%
	Australia	0.1%
	*Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2010.

At February 28, 2011, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Appreciation
Crestwood Bridge Loan	$500,000	$-
Targus Group International	1,831,482	4,579
	$2,331,482	$4,579

At February 28, 2011 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$387,733,878	$ 9,681,727	$ (2,179,891)	$ 7,501,836

Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Trust adopted the Accounting Standards Update, Fair Value Measurements and
Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.
Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including
Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Trust adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Trust values Level 1 securities using readily available market quotations in active markets.
The Trust values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Trust values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Trust did not have any Level 3 securities during the period ended February 28, 2011. There were no transfers between Level 1 and Level 2 during the period ended February 28, 2011.
The following table represents the Trust’s investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Municipal Bonds	$-	$342,259	$-	$342,259
Corporate Bonds	-	15,099	-	15,099
Asset Backed Securities	-	19,453	-	19,453
Collateralized Mortgage Obligations	-	1,915	-	1,915
Preferred Stock	5,306	-	-	5,306
Term Loans	-	5,744	-	5,744
Money Market Fund	5,460	-	-	5,460
Total	$10,766	$384,470	$-	$395,236

Liabilities:
Unfunded Commitments	$-	$5	$-	$5
Total	$-	$5	$-	$5

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       April 28, 2011

By:        /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    April 28, 2011